Intangible Assets - Sensitivity Analysis For Cash Generating Units (Details) ₩ in Millions	Dec. 31, 2024 KRW (₩)
Woori Investment Securities Co., Ltd | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	₩ (158,579)
Woori Investment Securities Co., Ltd | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	204,651
Woori Investment Securities Co., Ltd | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	141,716
Woori Investment Securities Co., Ltd | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(110,941)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(44,826)
Woori Asset Trust Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	55,470
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	34,519
Woori Asset Trust Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(27,902)
Woori Asset Management Corp. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(7,872)
Woori Asset Management Corp. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	9,010
Woori Asset Management Corp. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	4,508
Woori Asset Management Corp. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(3,964)
Woori Venture Partners Co., Ltd. | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(29,201)
Woori Venture Partners Co., Ltd. | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	36,971
Woori Venture Partners Co., Ltd. | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	25,817
Woori Venture Partners Co., Ltd. | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(20,569)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(94,117)
PT Bank Woori Saudara Indonesia 1906 Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	110,818
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	35,178
PT Bank Woori Saudara Indonesia 1906 Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(32,488)
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(57,636)
WOORI BANK (CAMBODIA) PLC | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	69,745
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	23,170
WOORI BANK (CAMBODIA) PLC | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	(21,101)
PT Woori Finance Indonesia Tbk | Discount rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	(11,494)
PT Woori Finance Indonesia Tbk | Discount rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	13,521
PT Woori Finance Indonesia Tbk | Terminal growth rate (%) | Increase by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Increase in cash-generating units due to reasonably possible increase in unobservable inputs	8,899
PT Woori Finance Indonesia Tbk | Terminal growth rate (%) | Decrease by 1% point
Disclosure of sensitivity analysis for cash-generating units [Line Items]
Decrease in cash-generating units due to reasonably possible decrease in unobservable inputs	₩ (7,589)